Fair Value of Assets and Liabilities - Changes in Level 3 Financial Assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Opening balance		€ 151,709
Closing balance		130,655	€ 151,709
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		5,387	2,034
Effect of change in accounting policy due to the implementation of IFRS 9			5,097
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(66)	45
Revaluation recognised in other comprehensive income during the period	[2]	155	(131)
Purchase of assets		1,893	2,331
Sale of assets	[3]	(1,780)	(2,521)
Maturity/settlement		(719)	(450)
Reclassifications		4	2
Transfers into Level 3		103	85
Transfers out of Level 3		(214)	(1,125)
Exchange rate differences		1	20
Changes in the composition of the group and other changes		3	(1)
Closing balance		4,768	5,387
Level 3 [member] | Mandatorily measured at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		1,042
Effect of change in accounting policy due to the implementation of IFRS 9			1,653
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(63)	10
Purchase of assets		1,494	1,154
Sale of assets	[3]	(832)	(1,677)
Maturity/settlement		(461)	(78)
Reclassifications		279
Transfers into Level 3		9
Transfers out of Level 3		(88)	(37)
Exchange rate differences		(1)	17
Changes in the composition of the group and other changes		2
Closing balance		1,381	1,042
Level 3 [member] | Financial assets at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		1,075	365
Effect of change in accounting policy due to the implementation of IFRS 9			(1)
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(6)	(20)
Purchase of assets		360	731
Sale of assets	[3]	(212)
Maturity/settlement		(35)
Transfers into Level 3		63
Closing balance		1,244	1,075
Level 3 [member] | Financial assets at FVOCI [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		2,749	480
Effect of change in accounting policy due to the implementation of IFRS 9			3,446
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(15)	1
Revaluation recognised in other comprehensive income during the period	[2]	155	(131)
Purchase of assets		11	85
Sale of assets	[3]	(680)	(557)
Maturity/settlement		(212)	(330)
Reclassifications		3	2
Transfers into Level 3			0
Transfers out of Level 3		(53)	(249)
Exchange rate differences		1	3
Changes in the composition of the group and other changes		1	(1)
Closing balance		1,961	2,749
Level 3 [member] | Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		494	1,104
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	40	(54)
Purchase of assets		28	359
Sale of assets	[3]	(53)	(120)
Maturity/settlement		(11)	(42)
Reclassifications		(279)
Transfers into Level 3		26	85
Transfers out of Level 3		(72)	(839)
Exchange rate differences		1
Closing balance		174	494
Level 3 [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		27	85
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(21)	109
Purchase of assets			2
Sale of assets	[3]	(3)	(166)
Transfers into Level 3		4
Closing balance		8	27
Level 3 [member] | Available-for-sale of investments [member]
Disclosure of fair value measurement of assets [line items]
Opening balance		€ 2,749	480
Revaluation recognised in other comprehensive income during the period			(131)
Purchase of assets			85
Sale of assets	[3]		(557)
Maturity/settlement			(330)
Reclassifications			2
Transfers out of Level 3			(249)
Exchange rate differences			3
Changes in the composition of the group and other changes			(1)
Closing balance			€ 2,749

[1]

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 43 million of unrealised gains and losses recognised in the statement of profit or loss.

[2]	Revaluation recognised in other comprehensive incom e is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.
[3]	Prior period of Financial assets at FVOCI has been updated to improve consistency and comparability.